UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-5126

Seligman New Jersey Municipal Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	9/30/07

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

The annual report of Seligman New Jersey Municipal Fund, Inc. is included in the following combined annual report of Seligman Municipal Funds.

# Seligman Municipal Funds

Seligman Municipal Series Trust

Seligman New Jersey Municipal Fund, Inc.

Seligman Pennsylvania Municipal Fund Series

## Annual Report
September 30, 2007

Seeking Income Exempt
From Regular Income Tax

J. & W. Seligman & Co.
Incorporated
Established 1864
*100 Park Avenue, New York, NY 10017*

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1
Interview With Your Portfolio Managers	2
Performance and Portfolio Overview	4
Understanding and Comparing Your Fund’s Expenses	12
Portfolios of Investments	14
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22
Notes to Financial Statements	25
Financial Highlights	35
Report of Independent Registered Public Accounting Firm	45
Directors/Trustees and Officers	46
Additional Fund Information	49

We are pleased to present your annual shareholder report for Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series for the fiscal year ended September 30, 2007. The report contains a discussion with your Portfolio Managers, as well as each Fund’s investment results, financial statements, and portfolio of investments on September 30, 2007.

Thank you for your continued support of Seligman Municipal Funds. We look forward to providing you with the investment experience, insight, and solutions to help you seek your financial goals for many years to come.

By order of the Boards of Directors and Trustees,

William C. Morris
Chairman

Brian T. Zino
President

November 26, 2007

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, NY 10017 General Distributor Seligman Advisors, Inc. 100 Park Avenue New York, NY 10017 General Counsel Sullivan & Cromwell LLP	Seligman Data Corp. 100 Park Avenue New York, NY 10017 Mail Inquiries To: P.O. Box 9759 Providence, RI 02940-9759 Independent Registered Public Accounting Firm Deloitte & Touche LLP	(800) 221-2450 Shareholder Services (800) 445-1777 Retirement Plan Services (212) 682-7600 Outside the United States (800) 622-4597 24-Hour Automated Telephone Access Service

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

Q.	What market and economic events materially affected the performance of the Funds in Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series (collectively, the “Funds”) during the fiscal year ended September 30, 2007?

A.	One of the most significant trends in the municipal market has been the increased participation of non-traditional investors, which includes hedge funds, arbitrage accounts, derivative product originators and even foreign buyers. While traditional investors — individuals, mutual funds and insurance companies — continue to comprise the largest segment of outstanding municipal bonds holders, non-traditional investors have become a significant presence in the municipal bond market. Many non-traditional buyers have been attracted to the municipal market due to the positive yield spread between short-term and long-term municipal bonds. These investors seek to profit by buying long-term municipal bonds and financing those purchases at short-term yields.

The growing use of this strategy contributed to a steady narrowing of the yield spread between long-term and short-term municipal bonds. In February 2007, the difference between 30-year and one-year municipal bond yields reached a new low. Strong demand for longer maturity bonds contributed to the sharp decrease in long-term municipal yields. In December 2006, the Bond Buyer 20-Bond General Obligation Index declined to its lowest level in 39 years. Further, the decline in municipal bond yields outpaced the decline in US Treasury bond yields, reducing the yield advantage of municipal bonds. While municipal bonds continued to offer attractive after-tax yields for investors in higher tax brackets, the benefit fell to a 10-year low. The yield spread between municipal bonds and Treasury bonds remained wider than normal until August, when turmoil in the credit markets sparked a Treasury market flight-to-quality. The relative value of municipal bonds improved dramatically during this time, presenting investors with an attractive buying opportunity not seen since the first quarter of 2006.

US states continue to report positive revenue growth, as compared with fiscal year 2006, though the pace of increases has slowed. For the 12-month period ended September 30, 2007, credit rating upgrades of the Funds’ holdings exceeded downgrades, resulting in an overall improvement in relative value. Corporate income tax revenue has shown the weakest growth, while personal income revenue has shown the strongest. Should the economy take a turn for the worse in 2008, however, as many forecasters are predicting, individual tax receipts could decline significantly as consumers cut back on spending. In addition to the negative implications of a decelerating economy, the states face significant expenditure pressures from increasing health care costs, Medicaid, unfunded pensions, and other post employment benefits (OPEB). Further, the slowdown in the housing sector has state and local officials concerned about the impact on tax revenue and employment.

Q.	What investment strategies or techniques did you employ that materially impacted the Funds’ performance during the period?

A.	Our investment strategy over the past 12 months has been consistent with our expectations for a higher interest rate environment, a steepening yield curve, and widening credit spreads. We believed that the yield spread between municipal and Treasury bonds would narrow to reflect more historically typical levels, improving the relative value of municipal bonds. We have been encouraged by the resiliency of the US economy over the past year, but remain concerned about the impact the housing correction may have on the broader economy. While inflation has improved modestly this year, increases in energy and commodity prices remain a risk to stable inflation trends. Our actions over the past 12 months have reflected our cautious outlook for the economy and the municipal bond market. Each of the Funds reported positive investment results comprised primarily of coupon interest, which was slightly offset by declines in the net asset value of the Funds’ portfolios.

The Funds’ portfolios remain heavily overweighted in premium coupon, callable bonds which worked to our advantage during the recent fiscal year. In addition, new purchases for the Funds were comprised almost entirely of premium coupon, callable bonds in the range of 5.00% to 5.25%. A significant percentage of municipal bonds issued during the past year offered premium coupons due to strong institutional demand for this type of structure. In addition, all of the portfolios hold older, higher coupon bonds. This resulted in an average coupon in excess of 5.00% for all Funds. Over the past 12 months, premium coupon bonds outperformed current, discount, and zero coupon bonds.

Pre-refunded bonds enjoyed strong performance, relative to other sectors of the municipal market, and our decision to maintain significant holdings of these bonds contributed to positive investment results. In addition, many of the Funds’ holdings during the past year were refunded to

Interview With Your Portfolio Managers
Thomas G. Moles and Eileen A. Comerford

future call dates, which often resulted in price appreciation. Should the recent volatility in the credit markets continue, the Funds should continue to benefit, given the defensive, high-quality characteristics of most pre-refunded bonds.

Consistent with our conservative management style, the Funds’ portfolios have no exposure to tobacco bonds, airline debt, or the automotive sector. We also avoid sectors of the market that have historically been more prone to credit deterioration, such as continuing care facilities, stadiums, and land development deals. Municipal research has always been critical to the successful management of the Funds. Accordingly, we provide in-depth credit analysis on all bonds prior to purchase and continue to monitor credits as long as they remain in a Fund’s portfolio.

The Funds’ portfolios are heavily weighted in high quality municipal bonds. At least 90% of each Fund’s assets are rated within the three highest rating categories (AAA, AA, A), with the exception of California High-Yield Fund at 84%; 100% of Fund holdings are rated investment grade or, if not rated, are considered by the Portfolio Managers to be equivalent to investment grade. The few non-rated holdings in several of the portfolios are refunded bonds backed by escrow accounts that are comprised almost entirely of US government securities. Our emphasis on high-quality bonds benefited the portfolios over the past year as widening credit spreads in recent months caused the high-yield sector to marginally underperform. For the 12 months ended September 30, 2007, the Lehman Brothers Municipal Bond Index and the Lehman Brothers Insured Municipal Bond Index outperformed the Lehman Brothers Non-Investment Grade Municipal Bond Index.

Municipal bonds maturing in 22 or more years accounted for the worst performing maturity sector of the Lehman Brothers Municipal Bond Index, and while all of the Funds’ portfolios have exposure to longer maturity bonds, weightings have been substantially reduced over the past several years. The best performing area of the yield curve during the Funds’ fiscal year was the shorter-end, particularly bonds maturing within the one to 12 years. The Funds all held a significant percentage of bonds within this maturity range, which further contributed to investment returns.

Most of the Funds had higher coupon bonds that were called and/or matured. The loss of these higher yielding bonds and our inability to replace the income in today’s lower yield environment, is the primary reason the Funds’ investment income has been trending lower.

The views and opinions expressed are those of the Portfolio Manager(s), are provided for general information only, and do not constitute specific tax, legal, or investment advice to, or recommendations for, any person. There can be no guarantee as to the accuracy of market forecasts. Opinions, estimates, and forecasts may be changed without notice.

A Team Approach

The Funds are managed by the Seligman Municipals Team, headed by Thomas G. Moles. Mr. Moles and Co-Portfolio Manager Eileen A. Comerford are assisted in the management of the Funds by a group of seasoned professionals who are responsible for research and trading consistent with the Funds’ investment objective. Team members include Senior Credit Analyst Audrey Kuchtyak, Steven Hallac, and Debra McGuinness.

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each of the four Funds of Seligman Municipal Series Trust (which consists of the California High-Yield Fund, California Quality Fund, Florida Fund, and North Carolina Fund), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds as of the most recent month end will be available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

J. & W. Seligman & Co. Incorporated (the “Manager”), at its discretion, waived a portion of its management fees for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Absent such waivers, returns and yields for those Funds would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C and Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase.

The chart for each Fund compares a $10,000 hypothetical investment made in Class A shares, with and without the initial 4.75% maximum sales charge, and in Class D shares, without the 1% CDSC, to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Lehman Index”) for the 10-year period ended September 30, 2007. The performance of Class C shares of each Fund, which commenced on a later date, and of Class A and Class D shares for other periods, with and without applicable sales charges and CDSCs, is not shown in the charts but is included in the total returns table below each chart. The performance of Class C shares will differ from the performance shown for Class A and Class D shares, based on the differences in sales charges and fees paid by shareholders. The Lehman Index does not include the effect of taxes, fees or sales charges, and does not reflect state-specific bond market performance.

_____________________

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Funds’ prospectus or the statements of additional information.

Performance and Portfolio Overview

California High-Yield Fund

Investment Results

Total Returns
For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.82)%	(1.57)%	2.93%	4.35%	n/a
Without Sales Charge	0.97	3.35	3.95	4.86	n/a
Class C
With 1% CDSC	(0.47)	1.43	n/a	n/a	n/a
Without CDSC	0.52	2.42	3.01	n/a	3.81%
Class D
With 1% CDSC	(0.47)	1.43	n/a	n/a	n/a
Without CDSC	0.52	2.42	3.01	3.93	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper California Municipal Debt Funds Average	(0.33)	1.49	3.71	4.70	4.36

Net Asset Value Per Share

	9/30/07	3/31/07	9/30/06
Class A	$6.55	$6.62	$6.60
Class C	6.56	6.63	6.61
Class D	6.56	6.63	6.61

Holdings By Market Sectorø

Revenue Bonds	68%
General Obligation Bondsøø	32

Weighted Average Maturity[3]	19.1 years

Option-Adjusted Duration[3]	5.4 years

Dividend Per Share and Yield Information
For Periods Ended September 30, 2007

	Dividend†	SEC 30-Day Yield††
Class A	$0.267	3.65%
Class C	0.208	2.93
Class D	0.208	2.93

Holdings by Credit Quality2ø

AAA	21%
AA	18
A	47
BBB	4
Non-rated	10

See footnotes on page 11.

Performance and Portfolio Overview

California Quality Fund

Investment Results

Total Returns
For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.66)%	(2.31)%	2.08%	4.05%	n/a
Without Sales Charge	1.14	2.51	3.08	4.56	n/a
Class C
With 1% CDSC	(0.30)	0.61	n/a	n/a	n/a
Without CDSC	0.69	1.60	2.16	n/a	3.51%
Class D
With 1% CDSC	(0.30)	0.61	n/a	n/a	n/a
Without CDSC	0.69	1.60	2.16	3.62	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper California Municipal Debt Funds Average	(0.33)	1.49	3.71	4.70	4.36

Net Asset Value Per Share

	9/30/07	3/31/07	9/30/06
Class A	$6.57	$6.63	$6.69
Class C	6.54	6.60	6.66
Class D	6.54	6.60	6.66

Holdings by Market Sectorø

Revenue Bonds	76%
General Obligation Bondsøø	24

Weighted Average Maturity[3]	15.2 years

Option-Adjusted Duration[3]	4.5 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.271	$0.013	2.91%
Class C	0.211	0.013	2.16
Class D	0.211	0.013	2.16

Holdings by Credit Quality 2ø

AAA	69%
AA	16
A	15

See footnotes on page 11.

Performance and Portfolio Overview

Florida Fund

Investment Results

Total Returns
For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.38)%	(2.04)%	2.27%	4.09%	n/a
Without Sales Charge	1.39	2.88	3.26	4.60	n/a
Class C
With 1% CDSC	0.01	0.99	n/a	n/a	n/a
Without CDSC	1.01	1.98	2.46	n/a	3.61%
Class D
With 1% CDSC	0.01	0.99	n/a	n/a	n/a
Without CDSC	1.01	1.98	2.46	3.82	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Florida Municipal Debt Funds Average	0.13	1.86	3.71	4.67	4.28

Net Asset Value Per Share

	9/30/07	3/31/07	9/30/06
Class A	$7.66	$7.71	$7.77
Class C	7.67	7.72	7.79
Class D	7.67	7.72	7.79

Holdings by Market Sectorø

Revenue Bonds	41%
General Obligation Bondsøø	59

Weighted Average Maturity[3]	9.4 years

Option-Adjusted Duration[3]	4.3 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividends†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.319	$0.010	3.05%
Class C	0.261	0.010	2.45
Class D	0.261	0.010	2.45

Holdings by Credit Quality2ø

AAA	62%
AA	15
A	23

See footnotes on page 11.

Performance and Portfolio Overview

North Carolina Fund

Investment Results

Total Returns
For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.04)%	(2.87)%	1.77%	3.68%	n/a
Without Sales Charge	0.79	1.95	2.77	4.19	n/a
Class C
With 1% CDSC	(0.58)	0.09	n/a	n/a	n/a
Without CDSC	0.41	1.06	2.01	n/a	3.19%
Class D
With 1% CDSC	(0.71)	0.09	n/a	n/a	n/a
Without CDSC	0.28	1.06	1.98	3.39	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper North Carolina Municipal Debt Funds Average	0.10	1.78	2.98	4.23	4.04

Net Asset Value Per Share

	9/30/07	3/31/07	9/30/06
Class A	$7.68	$7.75	$7.86
Class C	7.67	7.74	7.86
Class D	7.66	7.74	7.85

Holdings by Market Sectorø

Revenue Bonds	38%
General Obligation Bondsøø	62

Weighted Average Maturity[3]	9.8 years

Option-Adjusted Duration[3]	6.0 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.256	$0.073	2.27%
Class C	0.199	0.073	1.72
Class D	0.199	0.073	1.64

Holdings by Credit Quality2ø

AAA	81%
AA	11
A	8

See footnotes on page 11.

Performance and Portfolio Overview

New Jersey Fund

Investment Results

Total Returns
For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.21)%	(1.88)%	2.21%	3.84%	n/a
Without Sales Charge	1.56	3.04	3.21	4.35	n/a
Class C
With 1% CDSC	0.15	1.23	n/a	n/a	n/a
Without CDSC	1.15	2.22	2.41	n/a	3.32%
Class D
With 1% CDSC	0.15	1.23	n/a	n/a	n/a
Without CDSC	1.15	2.22	2.41	3.55	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper New Jersey Municipal Debt Funds Average	0.05	1.90	3.98	4.56	4.21

Net Asset Value Per Share

	9/30/07	3/31/07	9/30/06
Class A	$7.28	$7.31	$7.37
Class C	7.38	7.41	7.47
Class D	7.38	7.41	7.47

Holdings by Market Sectorø

Revenue Bonds	72%
General Obligation Bondsøø	28

Weighted Average Maturity[3]	14.2 years

Option-Adjusted Duration[3]	5.3 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.289	$0.020	2.80%
Class C	0.232	0.020	2.18
Class D	0.232	0.020	2.18

Holdings by Credit Quality2ø

AAA	76%
A	20
BBB	4

See footnotes on page 11.

Performance and Portfolio Overview

Pennsylvania Fund

Investment Results

Total Returns
For Periods Ended September 30, 2007

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(4.09)%	(3.13)%	1.44%	3.65%	n/a
Without Sales Charge	0.71	1.69	2.43	4.16	n/a
Class C
With 1% CDSC	(0.53)	(0.05)	n/a	n/a	n/a
Without CDSC	0.47	0.94	1.67	n/a	3.09%
Class D
With 1% CDSC	(0.53)	(0.05)	n/a	n/a	n/a
Without CDSC	0.47	0.94	1.67	3.37	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	1.15	3.10	4.02	5.32	5.20	#
Lipper Pennsylvania Municipal Debt Funds Average	0.17	1.90	3.60	4.44	4.22

Net Asset Value Per Share

	9/30/07	3/31/07	9/30/06
Class A	$7.72	$7.79	$7.84
Class C	7.70	7.76	7.82
Class D	7.70	7.76	7.82

Holdings by Market Sectorø

Revenue Bonds	58%
General Obligation Bondsøø	42

Weighted Average Maturity[3]	12.5 years

Option-Adjusted Duration[3]	5.6 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended September 30, 2007

	Dividend†	SEC 30-Day Yield††
Class A	$0.250	2.24%
Class C	0.192	1.60
Class D	0.192	1.60

Holdings by Credit Quality2ø

AAA	81%
AA	15
Non-rated	4

See footnotes on page 11.

Performance and Portfolio Overview

[2]
Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

[3]
Excludes variable rate demand notes. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any.

*	Returns for periods of less than one year are not annualized.
**
The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper Single-State Municipal Debt Funds Averages (“Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and sales charges. The Lehman Index also excludes the effect of fees. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper Single-State Municipal Debt Funds Averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or average.

#	From 5/28/99.
ø	Percentages based on current market values of long-term holdings at September 30, 2007.
øø	Includes pre-refunded and escrowed-to-maturity securities.
†	Represents per share amount paid or declared for the year ended September 30, 2007.
††
Current yield, representing the annualized yield for the 30-day period ended September 30, 2007, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Without these waivers the yields would be as follows:

	Class A	Class C	Class D
California High-Yield Fund	3.55%	2.83%	2.83%
Florida Fund	2.90	2.30	2.30

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees (if applicable), distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of April 1, 2007 and held for the entire six-month period ended September 30, 2007.

Actual Expenses

The following tables provide information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The tables also provide information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 4/1/07	Annualized Expense Ratio*	Ending Account Value 9/30/07	Expenses Paid During Period** 4/1/07 to 9/30/07	Ending Account Value 9/30/07	Expenses Paid During Period** 4/1/07 to 9/30/07
California High-Yield Fund
Class A	$1,000.00	0.84%	$1,009.70	$4.23	$1,020.86	$4.26
Class C	1,000.00	1.74	1,005.20	8.75	1,016.34	8.80
Class D	1,000.00	1.74	1,005.20	8.75	1,016.34	8.80
California Quality Fund
Class A	1,000.00	0.94	1,011.40	4.74	1,020.36	4.76
Class C	1,000.00	1.84	1,006.90	9.26	1,015.84	9.30
Class D	1,000.00	1.84	1,006.90	9.26	1,015.84	9.30
Florida Fund
Class A	1,000.00	1.00	1,013.90	5.05	1,020.05	5.06
Class C	1,000.00	1.75	1,010.10	8.82	1,016.29	8.85
Class D	1,000.00	1.75	1,010.10	8.82	1,016.29	8.85
North Carolina Fund
Class A	1,000.00	1.33	1,007.90	6.69	1,018.40	6.73
Class C	1,000.00	2.08	1,004.10	10.45	1,014.64	10.50
Class D	1,000.00	2.08	1,002.80	10.44	1,014.64	10.50

(Continued on page 13.)

See footnotes on page 13.

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
	Beginning Account Value 4/1/07	Annualized Expense Ratio*	Ending Account Value 9/30/07	Expenses Paid During Period** 4/1/07 to 9/30/07	Ending Account Value 9/30/07	Expenses Paid During Period** 4/1/07 to 9/30/07
New Jersey Fund
Class A	$1,000.00	1.17%	$1,015.60	5.91%	$1,019.20	5.92%
Class C	1,000.00	1.93	1,011.50	9.73	1,015.39	9.75
Class D	1,000.00	1.93	1,011.50	9.73	1,015.39	9.75
Pennsylvania Fund
Class A	1,000.00	1.41	1,007.10	7.09	1,018.00	7.13
Class C	1,000.00	2.17	1,004.70	10.86	1,014.19	10.91
Class D	1,000.00	2.16	1,004.70	10.86	1,014.24	10.91

*
Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the difference in 12b-1 fees paid by each share class. See the Funds’ prospectus for a description of each share class and its fees, expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High-Yield and Florida Funds, respectively. Absent such waivers, the expense ratios and expenses paid for the period would have been higher.

**
Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period April 1, 2007 to September 30, 2007, multiplied by the average account value over the period, multiplied by 183/365 (number of days in the period).

Portfolios of Investments
September 30, 2007

California High-Yield Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans Affairs Rev. (Home Purchase), 5.50% due 12/1/2018*	Aa2	$1,022,830
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	2,025,640
1,485,000	California Educational Facilities Authority Rev. (University of the Pacific), 5% due 11/1/2025	A2	1,529,758
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A2	758,445
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034ø	NR	3,202,230
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,794,687
2,280,000	California Housing Finance Agency Rev. (Multi-Family Housing), 5.375% due 2/1/2036*	Aa3	2,297,146
650,000	California Housing Finance Agency Rev. (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa	658,177
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A-‡	2,532,900
1,000,000	California State GOs, 5.25% due 2/1/2025	A1	1,051,190
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	Aa3	2,598,550
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,519,650
2,475,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,476,436
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	3,386,280
3,000,000	San Bernardino, CA Joint Powers Financing Authority Rev. (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A2	3,004,740
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A3	2,016,780
Total Municipal Bonds (Cost $31,644,701) — 97.6%			32,875,439

	Short-Term Holdings
300,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	300,000
Total Short-Term Holdings (Cost $300,000) — 0.9%			300,000
Total Investments (Cost $31,944,701) — 98.5%			33,175,439
Other Assets Less Liabilities — 1.5%			523,553
Net Assets — 100.0%			$33,698,992

See footnotes on page 19.

Portfolios of Investments
September 30, 2007

California Quality Fund

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	Aa3	$3,090,180
2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa	2,024,700
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,061,710
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,080,650
3,295,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	3,473,787
470,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	495,780
235,000	California State GOs, 5.375% due 10/1/2027ø	A1	247,890
1,750,000	California State University System Rev., 5% due 11/1/2027	Aaa	1,836,957
2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A1	2,447,394
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,050,680
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aaa	2,733,900
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,034,340
3,000,000	Orange County, CA Local Transportation Authority Rev. (Measure M Sales Tax), 6% due 2/15/2009	Aaa	3,102,960
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,062,780
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	Aaa	537,460
1,530,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028	Aaa	1,556,821
Total Municipal Bonds (Cost $30,502,541) — 79.6%			31,837,989

	Short-Term Holdings
200,000	Charlotte—Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	200,000
500,000	Massachusetts Health & Educational Facilities Authority Rev. (Capital Assets Program), VRDN, due 1/1/2035	VMIG 1	500,000
805,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	805,000
600,000	Moffat County, CO Pollution Control Rev. (Pacificorp Project), VRDN, due 5/1/2013	VMIG 1	600,000
300,000	New York City, NY GOs, VRDN, due 8/1/2015	VMIG 1	300,000
450,000	New York City, NY Transitional Finance Authority, VRDN, due 11/1/2022	VMIG 1	450,000
600,000	North Central Texas Health Facilities Development Corporation Hospital Rev. (Presbyterian Medical Center Project), VRDN, due 12/1/2015	VMIG 1	600,000
300,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	300,000
1,000,000	Royal Oak, MI Hospital Finance Authority Hospital Rev. (William Beaumont Hospital), VRDN, due 1/1/2020	VMIG 1	1,000,000
2,720,000	San Francisco, CA Bay Area Rapid Transit District Rev. (Sales Tax), 5% due 7/1/2028ø	Aaa	2,778,670
Total Short-Term Holdings (Cost $7,410,714) — 18.9%			7,533,670
Total Investments (Cost $37,913,255) — 98.5%			39,371,659
Other Assets Less Liabilities — 1.5%			611,702
Net Assets — 100.0%			$39,983,361

See footnotes on page 19.

Portfolios of Investments
September 30, 2007

Florida Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aaa	$2,045,880
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,853,390
65,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	65,104
325,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	331,139
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Aaa	2,527,200
1,000,000	Florida State Board of Education GOs (Public Education Capital Outlay), 5% due 6/1/2025	Aa1	1,047,600
2,000,000	Hillsborough County, FL School Board Certificates of Participation, 6% due 7/1/2025ø	Aaa	2,103,940
1,990,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024ø	A2	2,087,908
10,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	10,460
1,000,000	Marion County, FL Hospital District Health System Rev. (Monroe Regional Health System), 5% due 10/1/2029	A2	996,030
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A1	1,907,570
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033ø	Aa3	2,184,560
1,040,000	Polk County, FL Constitutional Fuel Tax Rev., 5% due 12/1/2020	Aaa	1,102,743
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	Aaa	232,537
1,000,000	St. Johns County, FL Transport Improvement Rev., 5% due 10/1/2026	Aaa	1,043,470
600,000	South Florida Water Management District Certificates of Participation Rev. (Master Lease Purchase Agreement), 5% due 10/1/2026	Aaa	621,564
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	Aaa	1,891,978
Total Municipal Bonds (Cost $21,182,580) — 86.6%			22,053,073

	Short-Term Holdings
1,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5.25% due 10/1/2023*ø	Aaa	1,010,080
1,000,000	Jacksonville, FL Electric Authority System Rev., 5.50% due 10/1/2041ø	Aa2	1,000,140
395,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System), VRDN, due 6/1/2022	VMIG 1	395,000
400,000	New York City, NY GOs, VRDN, due 8/15/2011	VMIG 1	400,000
Total Short-Term Holdings (Cost $2,763,917) — 11.0%			2,805,220
Total Investments (Cost $23,946,497) — 97.6%			24,858,293
Other Assets Less Liabilities — 2.4%			600,714
Net Assets — 100.0%			$25,459,007

See footnotes on page 19.

Portfolios of Investments
September 30, 2007

North Carolina Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aaa	$1,329,613
685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa	721,682
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	AAA‡	1,071,570
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡	1,315,737
750,000	Durham County, NC Public Improvement GOs, 5% due 6/1/2022	Aaa	798,255
750,000	Forsyth County, NC Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1	775,552
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022ø	AAA‡	232,937
250,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	Aaa	261,523
150,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2	154,776
500,000	North Carolina Infrastructure Finance Corporation Certificates of Participation (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aaa	536,015
500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3	503,605
1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa	1,883,910
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024ø	AAA‡	1,076,670
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A2	1,051,230
750,000	Wilmington City, NC Water & Sewer System Rev., 5% due 6/1/2025	Aaa	783,465
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡	265,638
Total Municipal Bonds (Cost $12,029,784) — 92.8%			12,762,178

	Short-Term Holdings
400,000	Charlotte—Mecklenburg Hospital Authority, NC Health Care System Rev., VRDN, due 1/15/2026	VMIG 1	400,000
300,000	Royal Oak, MI Hospital Finance Authority Hospital Rev. (William Beaumont Hospital), VRDN, due 1/1/2020	VMIG 1	300,000
Total Short-Term Holdings (Cost $700,000) — 5.1%			700,000
Total Investments (Cost $12,729,784) — 97.9%			13,462,178
Other Assets Less Liabilities — 2.1%			295,011
Net Assets — 100.0%			$13,757,189

See footnotes on page 19.

Portfolios of Investments
September 30, 2007

New Jersey Fund

Face Amount	Municipal Bonds	Rating†	Value
$790,000	Bergen County, NJ Improvement Authority Governmental Loan Rev., 5% due 9/1/2014	Aaa	$855,222
2,000,000	Delaware River & Bay Authority Rev. (New Jersey and Delaware), 5.75% due 1/1/2029ø	Aaa	2,114,380
1,000,000	Essex County, NJ Improvement Authority Projects Rev., 5.25% due 12/15/2018	Aaa	1,110,090
1,000,000	New Jersey Economic Development Authority Rev. (The Seeing Eye, Inc. Project), 5% due 12/1/2024	Aaa	1,044,620
1,500,000	New Jersey Economic Development Authority State Lease Rev. (Liberty State Park Project), 5% due 3/1/2027	Aaa	1,557,390
3,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/1/2032*	Aaa	3,077,730
1,250,000	New Jersey Educational Facilities Authority Rev. (Princeton University), 5% due 7/1/2028	Aaa	1,316,000
1,250,000	New Jersey Educational Facilities Authority Rev. (Stevens Institute of Technology), 5.25% due 7/1/2022	Baa2	1,300,238
1,110,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025	A2	1,159,573
890,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025ø	A2	972,530
2,450,000	New Jersey Health Care Facilities Financing Authority Rev. (Hackensack University Medical Center), 6% due 1/1/2034	A3	2,529,772
2,255,000	New Jersey Health Care Facilities Financing Authority Rev. (Meridian Health System Obligated Group), 5.375% due 7/1/2024	Aaa	2,332,301
2,500,000	New Jersey Highway Authority Rev. (Garden State Parkway), 5.625% due 1/1/2030ø	AAA‡	2,637,925
235,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 5.75% due 5/1/2025	Aaa	241,728
1,500,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 6.35% due 11/1/2031*	Aaa	1,542,540
1,000,000	New Jersey Transportation Trust Fund Authority Rev., 5% due 12/15/2021ø	Aaa	1,057,040
1,000,000	Port Authority of New York and New Jersey Consolidated Bonds, 5% due 10/1/2028	A1	1,036,690
500,000	Port Authority of New York and New Jersey Consolidated Bonds, 5% due 8/15/2022	Aaa	531,220
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2023	Aaa	1,064,270
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	1,128,760
Total Municipal Bonds (Cost $ 27,291,123) — 84.4%			28,610,019

	Short-Term Holdings
1,200,000	Loudoun County, VA Industrial Development Authority Rev. (Howard Hughes Medical Institute), VRDN, due 2/15/2038	VMIG 1	1,200,000
1,400,000	Massachusetts State GOs (Series A), VRDN, due 3/1/2026	VMIG 1	1,400,000
100,000	Massachusetts State GOs (Series B), VRDN, due 3/1/2026	VMIG 1	100,000
100,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	100,000
2,000,000	New Jersey Educational Facilities Financing Authority Rev. (Institute for Advanced Study), 5% due 7/1/2021ø	Aaa	2,023,360
Total Short-Term Holdings (Cost $4,751,460) — 14.2%			4,823,360
Total Investments (Cost $32,042,583) — 98.6%			33,433,379
Other Assets Less Liabilities — 1.4%			455,668
Net Assets — 100.0%			$33,889,047

See footnotes on page 19.

Portfolios of Investments
September 30, 2007

Pennsylvania Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aaa	$1,075,660
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029ø	Aaa	1,068,980
1,100,000	Butler County, PA GOs, 5.25% due 7/15/2023ø	Aaa	1,192,950
1,000,000	Delaware River Port Authority Rev. (Pennsylvania and New Jersey Port District Project), 5.625% due 1/1/2026	Aaa	1,036,660
1,000,000	Delaware Valley, PA Regional Finance Authority Rev. (Local Government), 7.75% due 7/1/2027	Aaa	1,383,260
1,000,000	Northampton County, PA General Purpose Authority, 5.25% due 10/1/2030	Aaa	1,050,660
1,000,000	Pennsylvania Economic Development Financing Authority Rev., (The Procter & Gamble Paper Products Company Project), 5.375% due 3/1/2031*	Aa3	1,084,750
1,050,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.75% due 5/1/2022	Aaa	1,072,711
550,000	Pennsylvania Higher Educational Facilities Authority Rev. (University of Pennsylvania), 5% due 7/15/2023	Aa2	573,760
750,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	Aaa	765,255
1,000,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev., 5.25% due 12/1/2016ø	Aaa	1,089,420
1,000,000	Pennsylvania State Turnpike Commission Rev. (Registration Fee), 5% due 7/15/2041ø	Aaa	1,059,420
500,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	522,595
1,000,000	Philadelphia, PA Parking Authority Airport Parking Rev., 5.50% due 9/1/2018	Aaa	1,011,400
450,000	Philadelphia, PA Redevelopment Authority Rev. (Home Mortgage), 9% due 6/1/2017††	NR	618,764
Total Municipal Bonds (Cost $13,628,986) — 94.8%			14,606,245

	Short-Term Holdings
500,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	500,000
Total Short-Term Holdings (Cost $500,000) — 3.2%			500,000
Total Investments (Cost $14,128,986) — 98.0%			15,106,245
Other Assets Less Liabilities — 2.0%			308,244
Net Assets — 100.0%			$15,414,489

†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA. Ratings have not been audited by Deloitte & Touche LLP.
††	Escrowed-to-maturity security.
ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
VRDN — Variable Rate Demand Notes (See Note 1d).
See Notes to Financial Statements.

Statements of Assets and Liabilities
September 30, 2007

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund	New Jersey Fund	Pennsylvania Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$32,875,439	$31,837,989	$22,053,073	$12,762,178	$28,610,019	$14,606,245
Short-term holdings	300,000	7,533,670	2,805,220	700,000	4,823,360	500,000
Total investments*	33,175,439	39,371,659	24,858,293	13,462,178	33,433,379	15,106,245
Cash**	127,581	165,687	256,173	169,428	135,519	138,887
Interest receivable	497,434	638,937	519,122	169,877	452,376	221,474
Expenses prepaid to shareholder service agent	1,209	1,439	921	576	1,267	576
Receivable for Shares of Beneficial Interest/Capital Stock sold	—	33	6,916	—	—	4,765
Other	1,724	2,063	1,318	784	1,759	789
Total Assets	33,803,387	40,179,818	25,642,743	13,802,843	34,024,300	15,472,736

Liabilities:
Dividends payable	49,429	49,753	35,376	13,242	38,908	14,076
Management fee payable	11,076	16,432	7,354	5,771	13,974	6,346
Distribution and service (12b-1) fees payable	5,878	4,584	6,439	3,178	7,764	3,402
Payable for Shares of Beneficial Interest/Capital Stock repurchased	4,005	87,127	104,278	60	39,605	800
Accrued expenses and other	34,007	38,561	30,289	23,403	35,002	33,623
Total Liabilities	104,395	196,457	183,736	45,654	135,253	58,247
Net Assets	$33,698,992	$39,983,361	$25,459,007	$13,757,189	$33,889,047	$15,414,489

Composition of Net Assets:
Shares of Beneficial Interest/Capital Stock, at $0.001 par value:
Class A	$4,373	$5,722	$2,922	$1,667	$4,209	$1,868
Class C	348	240	271	61	330	72
Class D	424	125	132	64	113	56
Additional paid-in capital	32,306,869	38,150,842	24,238,510	12,980,077	32,250,517	14,340,905
Undistributed net investment income	86,840	204,015	54,950	50,713	81,812	95,402
Undistributed/accumulated net realized gain (loss)	69,400	164,013	250,426	(7,787)	161,270	(1,073)
Net unrealized appreciation of investments	1,230,738	1,458,404	911,796	732,394	1,390,796	977,259
Net Assets	$33,698,992	$39,983,361	$25,459,007	$13,757,189	$33,889,047	$15,414,489

Net Assets:
Class A	$28,640,579	$37,598,458	$22,372,436	$12,798,869	$30,618,632	$14,427,877
Class C	$2,280,820	$1,569,671	$2,076,044	$471,094	$2,434,911	$556,983
Class D	$2,777,593	$815,232	$1,010,527	$487,226	$835,504	$429,629

Shares of Beneficial Interest/Capital Stock Outstanding:
Class A	4,373,625	5,722,378	2,922,193	1,667,205	4,208,533	1,868,195
Class C	347,929	239,850	270,544	61,418	329,873	72,369
Class D	423,647	124,573	131,694	63,573	113,197	55,785

Net Asset Value per Share:
Class A	$6.55	$6.57	$7.66	$7.68	$7.28	$7.72
Class C	$6.56	$6.54	$7.67	$7.67	$7.38	$7.70
Class D	$6.56	$6.54	$7.67	$7.66	$7.38	$7.70

* Cost of total investments	$31,944,701	$37,913,255	$23,946,497	$12,729,784	$32,042,583	$14,128,986
** Includes restricted cash of	$5,300	$6,300	$2,000	—	$5,000	$4,000

See Notes to Financial Statements.

Statements of Operations
For the Year Ended September 30, 2007

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund	New Jersey Fund	Pennsylvania Fund
Investment Income:
Interest	$1,783,000	$2,183,865	$1,450,368	$773,290	$1,813,693	$798,057

Expenses:
Management fees	174,700	214,476	138,906	81,336	175,579	82,226
Distribution and service (12b-1) fees	84,133	66,893	97,294	52,228	113,193	48,166
Shareholder account services	53,453	64,875	44,035	26,382	57,305	28,448
Auditing fees	26,830	30,641	23,442	17,972	25,235	24,015
Registration	14,334	14,157	13,373	13,332	18,824	13,593
Legal fees	7,943	9,112	10,090	16,193	20,416	20,989
Directors’/Trustees’ fees and expenses	5,921	6,135	5,708	5,414	6,437	5,934
Custody and related services	4,728	3,118	4,404	1,675	2,679	1,628
Shareholder reports and communications	3,076	3,070	2,678	3,978	9,961	1,894
Miscellaneous	4,998	5,859	4,595	3,393	5,660	3,392
Total Expenses Before Management Fee Waiver	380,116	418,336	344,525	221,903	435,289	230,285
Fee waiver (Note 3)	(34,940)	—	(41,672)	—	—	—
Total Expenses After Management Fee Waiver	345,176	418,336	302,853	221,903	435,289	230,285
Net Investment Income	1,437,824	1,765,529	1,147,515	551,387	1,378,404	567,772

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	67,521	285,451	194,266	(21,778)	152,732	(23,382)
Net change in unrealized appreciation of investments	(436,813)	(992,937)	(596,682)	(273,495)	(510,530)	(275,048)
Net Loss on Investments	(369,292)	(707,486)	(402,416)	(295,273)	(357,798)	(298,430)
Increase in Net Assets from Operations	$1,068,532	$1,058,043	$745,099	$256,114	$1,020,606	$269,342

See Notes to Financial Statements.

Statements of Changes in Net Assets

	California High-Yield Fund		California Quality Fund
	Year Ended September 30,		Year Ended September 30,
	2007	2006	2007	2006
Operations:
Net investment income	$1,437,824	$1,478,793	$1,765,529	$1,974,456
Net realized gain on investments	67,521	—	285,451	61,023
Net change in unrealized appreciation of investments	(436,813)	(126,060)	(992,937)	(626,045)
Increase in Net Assets from Operations	1,068,532	1,352,733	1,058,043	1,409,434

Distributions to Shareholders:
Net investment income:
Class A	(1,195,595)	(1,286,369)	(1,646,981)	(1,815,436)
Class C	(81,924)	(78,277)	(55,345)	(84,541)
Class D	(90,377)	(102,630)	(30,086)	(33,794)
Total	(1,367,896)	(1,467,276)	(1,732,412)	(1,933,771)
Net realized long-term gain on investments:
Class A	—	—	(81,972)	(218,450)
Class C	—	—	(3,623)	(15,057)
Class D	—	—	(2,002)	(5,019)
Total	—	—	(87,597)	(238,526)
Decrease in Net Assets from Distributions	(1,367,896)	(1,467,276)	(1,820,009)	(2,172,297)

Share Transactions:
Net proceeds from sales of shares	648,122	918,763	492,091	994,293
Investment of dividends	840,334	857,485	1,027,593	1,052,587
Exchanged from associated funds	153,320	418,403	640,630	470,492
Investment of gain distributions	—	—	61,687	163,236
Total	1,641,776	2,194,651	2,222,001	2,680,608
Cost of shares repurchased	(3,264,320)	(3,144,960)	(6,514,802)	(7,836,599)
Exchanged into associated funds	(163,874)	(45,370)	(414,780)	(95,898)
Total	(3,428,194)	(3,190,330)	(6,929,582)	(7,932,497)
Decrease in Net Assets from Share Transactions	(1,786,418)	(995,679)	(4,707,581)	(5,251,889)
Decrease in Net Assets	(2,085,782)	(1,110,222)	(5,469,547)	(6,014,752)

Net Assets:
Beginning of year	35,784,774	36,894,996	45,452,908	51,467,660
End of Year*	$33,698,992	$35,784,774	$39,983,361	$45,452,908

* Including undistributed net investment income	$86,840	$18,791	$204,015	$199,706

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Florida Fund		North Carolina Fund
	Year Ended September 30,		Year Ended September 30,
	2007	2006	2007	2006
Operations:
Net investment income	$1,147,515	$1,316,386	$551,387	$609,462
Net realized gain (loss) on investments	194,266	59,991	(21,778)	131,413
Net change in unrealized appreciation of investments	(596,682)	(512,692)	(273,495)	(225,203)
Increase in Net Assets from Operations	745,099	863,685	256,114	515,672

Distributions to Shareholders:
Net investment income:
Class A	(995,082)	(1,141,090)	(488,700)	(544,819)
Class C	(88,869)	(118,535)	(27,226)	(32,215)
Class D	(39,465)	(40,492)	(12,527)	(13,740)
Total	(1,123,416)	(1,300,117)	(528,453)	(590,774)
Net realized long-term gain on investments:
Class A	(32,733)	(169,725)	(142,487)	(117,043)
Class C	(3,907)	(22,748)	(10,580)	(9,747)
Class D	(1,626)	(7,282)	(4,650)	(3,694)
Total	(38,266)	(199,755)	(157,717)	(130,484)
Decrease in Net Assets from Distributions	(1,161,682)	(1,499,872)	(686,170)	(721,258)

Share Transactions:
Net proceeds from sales of shares	485,516	1,132,226	23,134	414,666
Investment of dividends	665,122	715,536	335,669	375,230
Exchanged from associated funds	14,064	418,818	67,237	74,484
Investment of gain distributions	26,605	126,478	118,956	99,321
Total	1,191,307	2,393,058	544,996	963,701
Cost of shares repurchased	(5,257,705)	(4,633,215)	(3,439,972)	(2,129,581)
Exchanged into associated funds	(143,295)	(1,418,929)	(47,989)	(225,651)
Total	(5,401,000)	(6,052,144)	(3,487,961)	(2,355,232)
Decrease in Net Assets from Share Transactions	(4,209,693)	(3,659,086)	(2,942,965)	(1,391,531)
Decrease in Net Assets	(4,626,276)	(4,295,273)	(3,373,021)	(1,597,117)

Net Assets:
Beginning of year	30,085,283	34,380,556	17,130,210	18,727,327
End of Year*	$25,459,007	$30,085,283	$13,757,189	$17,130,210

* Including undistributed net investment income	$54,950	$87,161	$50,713	$42,972

See Notes to Financial Statements.

Statements of Changes in Net Assets

	New Jersey Fund		Pennsylvania Fund
	Year Ended September 30,		Year Ended September 30,
	2007	2006	2007	2006
Operations:
Net investment income	$1,378,404	$1,504,009	$567,772	$630,478
Net realized gain (loss) on investments	152,732	79,319	(23,382)	(6,377)
Net change in unrealized appreciation of investments	(510,530)	(530,794)	(275,048)	(97,278)
Increase in Net Assets from Operations	1,020,606	1,052,534	269,342	526,823

Distributions to Shareholders:
Net investment income:
Class A	(1,251,627)	(1,350,961)	(496,120)	(574,255)
Class C	(84,129)	(107,809)	(15,022)	(21,377)
Class D	(26,125)	(28,977)	(11,213)	(12,448)
Total	(1,361,881)	(1,487,747)	(522,355)	(608,080)
Net realized long-term gain on investments:
Class A	(87,975)	(197,192)	—	(142,134)
Class C	(8,786)	(19,471)	—	(7,201)
Class D	(2,220)	(5,070)	—	(3,844)
Total	(98,981)	(221,733)	—	(153,179)
Decrease in Net Assets from Distributions	(1,460,862)	(1,709,480)	(522,355)	(761,259)

Share Transactions:
Net proceeds from sales of shares	1,626,910	1,566,868	204,074	678,797
Investment of dividends	958,961	992,574	354,192	393,186
Exchanged from associated funds	510,335	514,796	—	287,331
Investment of gain distributions	77,261	175,597	—	118,796
Total	3,173,467	3,249,835	558,266	1,478,110
Cost of shares repurchased	(4,292,048)	(5,225,637)	(2,843,225)	(2,919,549)
Exchanged into associated funds	(1,154,399)	(346,187)	(199,728)	(123,256)
Total	(5,446,447)	(5,571,824)	(3,042,953)	(3,042,805)
Decrease in Net Assets from Share Transactions	(2,272,980)	(2,321,989)	(2,484,687)	(1,564,695)
Decrease in Net Assets	(2,713,236)	(2,978,935)	(2,737,700)	(1,799,131)

Net Assets:
Beginning of year	36,602,283	39,581,218	18,152,189	19,951,320
End of Year*	$33,889,047	$36,602,283	$15,414,489	$18,152,189

* Including undistributed net investment income	$81,812	$74,864	$95,402	$76,623

See Notes to Financial Statements.

Notes to Financial Statements

1.  Organization and Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified open-end management investment companies. The Trust consists of four separate funds: the “California High-Yield Fund,” the “California Quality Fund,” the “Florida Fund,” and the “North Carolina Fund.” Each Fund of the Trust, as well as the New Jersey Fund and the Pennsylvania Fund (each a “Fund”, collectively, the “Funds”), offers three classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Eligible employee benefit plans which have at least $500,000 invested in the Seligman Group of mutual funds or 50 eligible employees may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

Prior to June 4, 2007, Class C shares were sold primarily with an initial sales charge of up to 1%, and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase; and shares purchased through certain financial intermediaries were bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase.

The three classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.  Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Funds:

a.	Security Valuation — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the directors/trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value.

b.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the insurance policies of the Trust, New Jersey Fund and Pennsylvania Fund.

c.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the year ended September 30, 2007, distribution and service fees were the only class-specific expenses.

d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At September 30, 2007, the interest rates paid on these notes ranged from 3.89% to 4.15%.

e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

f.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

Notes to Financial Statements

3.   Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Trust, the New Jersey Fund and the Pennsylvania Fund and provides the necessary personnel and facilities. Compensation of all officers of the Trust, the New Jersey Fund and the Pennsylvania Fund, all directors/trustees of the Trust, the New Jersey Fund and the Pennsylvania Fund who are employees of the Manager, and all personnel of the Trust, the New Jersey Fund and the Pennsylvania Fund and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Fund’s average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the year ended September 30, 2007 to limit the per annum fee of California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. For the year ended September 30, 2007, the amounts of fees waived by the Manager for California High-Yield Fund and Florida Fund were $34,940 and $41,672, respectively.

For the year ended September 30, 2007, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received the following commissions and concessions from sales of Class A and (prior to June 4, 2007) Class C shares. The following commissions were also paid to dealers for sales of Class A and Class C shares:

Fund	Commissions and Concessions Retained by Affiliates	Dealer Commissions
California High-Yield	$3,125	$15,486
California Quality	2,159	12,990
Florida	1,330	9,553
North Carolina	430	1,136
New Jersey	1,826	11,741
Pennsylvania	1,282	5,835

Each Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Funds monthly pursuant to the Plan. For the year ended September 30, 2007, for California High-Yield Fund, California Quality Fund, Florida Fund, North Carolina Fund, New Jersey Fund and Pennsylvania Fund, fees incurred under the Plan aggregated to $29,420, $40,226, $59,344, $36,786, $78,013 and $37,600, respectively, or 0.10%, 0.10%, 0.25%, 0.25%, 0.25% and 0.24%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the year ended September 30, 2007, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Fund	Class C	Class D
California High-Yield	$26,022	$28,691
California Quality	17,274	9,393
Florida	26,288	11,662
North Carolina	10,574	4,868
New Jersey	26,850	8,330
Pennsylvania	6,043	4,523

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the year ended September 30, 2007, the Distributor and Seligman Services, Inc. received distribution and service fees as follows:

Fund	Distribution and Service Fees	Fund	Distribution and Service Fees
California High-Yield	$3,419	North Carolina	$ 2,778
California Quality	1,614	New Jersey	10,307
Florida	3,106	Pennsylvania	1,057

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the year ended September 30, 2007, such charges amounted to $3,278 for California High-Yield Fund, $1,617 for Florida Fund, $37 for New Jersey Fund and $50 for Pennsylvania Fund.

For the year ended September 30, 2007, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Funds’ directors/trustees as follows:

Fund		Fund
California High-Yield	$53,453	North Carolina	$26,382
California Quality	64,875	New Jersey	57,305
Florida	44,035	Pennsylvania	28,448

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Trust, New Jersey Fund and Pennsylvania Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in September 2008 and January 2019, respectively. The obligation of a Guarantor to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on each Guarantor’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. As of September 30, 2007, the potential obligations under the Guaranties were $82,400 for Seligman Municipal Series Trust, $25,800 for the New Jersey Fund and $12,400 for the Pennsylvania Fund.

As of September 30, 2007, no event has occurred which would result in the Guarantors becoming liable to make any payment under the

Notes to Financial Statements

Guaranties. Each Fund of the Trust would bear a portion of any payments made by the Trust under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors/trustees of the Trust, the New Jersey Fund and the Pennsylvania Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Trust, New Jersey Fund, and Pennsylvania Fund have a compensation arrangement under which directors/trustees who receive fees may elect to defer receiving such fees. Directors/trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’/trustees’ fees and expenses, and the accumulated balances thereof at September 30, 2007, are included in accrued expenses and other liabilities as follows:

Fund		Fund
California High-Yield	$548	North Carolina	$504
California Quality	565	New Jersey	549
Florida	530	Pennsylvania	504

4.	Committed Line of Credit — The Trust, New Jersey Fund, and Pennsylvania Fund are each participants in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks. For the year ended September 30, 2007, the Funds did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term holdings, for the year ended September 30, 2007, were as follows:

Fund	Purchases	Sales
California High-Yield	$2,616,417	$3,655,000
California Quality	1,882,422	8,993,650
Florida	4,906,176	9,418,891
North Carolina	797,798	3,366,902
New Jersey	7,136,468	9,815,000
Pennsylvania	—	2,271,378

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

At September 30, 2007, each Fund’s cost of investments for federal income tax purposes was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Fund by the tax deferral of losses on wash sales of $149,160. The tax basis cost of investments was as follows:

Fund	Tax Basis Cost
California High-Yield	$31,857,861
California Quality	37,858,400
Florida	23,891,547
North Carolina	12,677,869
New Jersey	31,960,771
Pennsylvania	14,033,584

At September 30, 2007, the tax basis components of accumulated earnings were as follows:

	California High-Yield	California Quality	Florida	North Carolina	New Jersey	Pennsylvania
Gross unrealized appreciation of portfolio securities	$1,354,613	$1,551,532	$1,045,450	$785,649	$1,478,848	$1,080,249
Gross unrealized depreciation of portfolio securities	(37,035)	(38,273)	(78,704)	(1,340)	(6,240)	(7,588)
Net unrealized appreciation of portfolio securities	1,317,578	1,513,259	966,746	784,309	1,472,608	1,072,661
Undistributed tax-exempt income	49,977	50,318	35,906	12,541	39,457	14,583
Undistributed net realized gain	69,400	313,174	250,426	—	161,270	—
Capital loss carryforward	—	—	—	—	—	(1,073)
Timing difference (post-October losses)	—	—	—	(7,787)	—	—
Total accumulated earnings	$1,436,955	$1,876,751	$1,253,078	$789,063	$1,673,335	$1,086,171

Notes to Financial Statements

At September 30, 2007, the Pennsylvania Fund had a net capital loss carryforward for federal income tax purposes of $1,073, all of which expires in 2015 and is available for offset against future net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforward.

In addition, from November 1, 2006 through September 30, 2007, the North Carolina Fund incurred $7,787 of net realized capital losses. As permitted by tax regulations, the North Carolina Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending September 30, 2008. These losses will be available to offset future taxable net gains.

The tax characterization of distributions paid is as follows:

	Year Ended September 30,
	2007	2006
Tax-exempt income:
California High-Yield	$1,367,896	$1,467,276
California Quality	1,732,412	1,933,771
Florida	1,123,416	1,300,117
North Carolina	528,453	590,774
New Jersey	1,361,881	1,487,747
Pennsylvania	522,355	608,080
Long-term capital gains:
California Quality	$87,597	$238,526
Florida	38,266	199,755
North Carolina	157,717	130,484
New Jersey	98,981	221,733
Pennsylvania	—	153,179

7.	Share Transactions — At September 30, 2007, the Funds (with the exception of New Jersey Fund) had unlimited shares authorized. The New Jersey Fund had 100,000,000 shares authorized. Transactions in Shares of Beneficial Interest (for Funds of the Trust and Pennsylvania Fund) or Capital Stock were as follows:

California High-Yield Fund
	Year Ended 9/30/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	71,761	$474,546	36,481	$239,657
Investment of dividends	113,342	746,092	115,848	761,222
Exchanged from associated funds	23,373	153,320	3,816	24,994
Total	208,476	1,373,958	156,145	1,025,873
Cost of shares repurchased	(364,823)	(2,399,318)	(343,374)	(2,256,084)
Exchanged into associated funds	(24,314)	(159,903)	(3,495)	(23,000)
Total	(389,137)	(2,559,221)	(346,869)	(2,279,084)
Decrease	(180,661)	$(1,185,263)	(190,724)	$(1,253,211)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	26,255	$173,481	102,822	$675,111
Investment of dividends	8,598	56,675	6,850	45,095
Exchanged from associated funds	—	—	8,071	53,121
Total	34,853	230,156	117,743	773,327
Cost of shares repurchased	(87,624)	(576,871)	(90,288)	(592,805)
Increase (decrease)	(52,771)	$(346,715)	27,455	$180,522

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	14	$95	604	$3,995
Investment of dividends	5,697	37,567	7,772	51,168
Exchanged from associated funds	—	—	51,584	340,288
Total	5,711	37,662	59,960	395,451
Cost of shares repurchased	(43,634)	(288,131)	(44,999)	(296,071)
Exchanged into associated funds	(601)	(3,971)	(3,405)	(22,370)
Total	(44,235)	(292,102)	(48,404)	(318,441)
Increase (decrease)	(38,524)	$(254,440)	11,556	$77,010

Notes to Financial Statements

California Quality Fund
	Year Ended 9/30/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	67,380	$443,678	138,675	$929,493
Investment of dividends	146,654	969,178	147,576	987,536
Exchanged from associated funds	94,722	623,731	58,811	393,464
Investment of gain distributions	8,598	57,262	22,352	150,199
Total	317,354	2,093,849	367,414	2,460,692
Cost of shares repurchased	(902,259)	(5,955,830)	(952,575)	(6,377,975)
Exchanged into associated funds	(48,662)	(321,449)	(10,986)	(73,662)
Total	(950,921)	(6,277,279)	(963,561)	(6,451,637)
Decrease	(633,567)	$(4,183,430)	(596,147)	$(3,990,945)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	496	$3,286	1,909	$12,680
Investment of dividends	6,585	43,369	7,193	47,964
Exchanged from associated funds	2,551	16,899	—	—
Investment of gain distributions	513	3,408	1,564	10,479
Total	10,145	66,962	10,666	71,123
Cost of shares repurchased	(51,873)	(342,091)	(203,168)	(1,355,717)
Exchanged into associated funds	(6,809)	(44,394)	(1,091)	(7,297)
Total	(58,682)	(386,485)	(204,259)	(1,363,014)
Decrease	(48,537)	$(319,523)	(193,593)	$(1,291,891)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,824	$45,127	7,755	$52,120
Investment of dividends	2,284	15,046	2,562	17,087
Exchanged from associated funds	—	—	11,554	77,028
Investment of gain distributions	153	1,017	382	2,558
Total	9,261	61,190	22,253	148,793
Cost of shares repurchased	(32,935)	(216,881)	(15,472)	(102,907)
Exchanged into associated funds	(7,426)	(48,937)	(2,220)	(14,939)
Total	(40,361)	(265,818)	(17,692)	(117,846)
Increase (decrease)	(31,100)	$(204,628)	4,561	$30,947

Notes to Financial Statements

Florida Fund
	Year Ended 9/30/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	42,311	$325,876	99,799	$778,397
Investment of dividends	75,354	579,424	78,565	612,179
Exchanged from associated funds	1,831	14,064	49,489	385,250
Investment of gain distributions	2,880	22,322	13,326	104,198
Total	122,376	941,686	241,179	1,880,024
Cost of shares repurchased	(496,238)	(3,819,160)	(445,592)	(3,466,996)
Exchanged into associated funds	(18,570)	(143,295)	(181,520)	(1,418,929)
Total	(514,808)	(3,962,455)	(627,112)	(4,885,925)
Decrease	(392,432)	$(3,020,769)	(385,933)	$(3,005,901)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,199	$9,267	22,227	$173,717
Investment of dividends	8,623	66,489	10,264	80,175
Exchanged from associated funds	—	—	—	—
Investment of gain distributions	421	3,271	2,277	17,831
Total	10,243	79,027	34,768	271,723
Cost of shares repurchased	(146,963)	(1,132,446)	(119,990)	(936,087)
Decrease	(136,720)	$(1,053,419)	(85,222)	$(664,364)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	19,364	$150,373	22,944	$180,112
Investment of dividends	2,492	19,209	2,969	23,182
Exchanged from associated funds	—	—	4,287	33,568
Investment of gain distributions	130	1,012	569	4,449
Total	21,986	170,594	30,769	241,311
Cost of shares repurchased	(39,821)	(306,099)	(29,480)	(230,132)
Increase (decrease)	(17,835)	$(135,505)	1,289	$11,179

Notes to Financial Statements

North Carolina Fund
	Year Ended 9/30/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,254	$16,966	50,611	$398,533
Investment of dividends	41,155	317,627	45,275	353,338
Exchanged from associated funds	2,569	19,792	8,627	67,120
Investment of gain distributions	13,961	109,034	11,434	89,521
Total	59,939	463,419	115,947	908,512
Cost of shares repurchased	(359,985)	(2,750,774)	(255,223)	(1,986,911)
Exchanged into associated funds	(53)	(407)	(5,916)	(45,831)
Total	(360,038)	(2,751,181)	(261,139)	(2,032,742)
Decrease	(300,099)	$(2,287,762)	(145,192)	$(1,124,230)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	787	$6,074	2,065	$16,000
Investment of dividends	1,502	11,559	1,816	14,170
Exchanged from associated funds	—	—	—	—
Investment of gain distributions	949	7,401	979	7,659
Total	3,238	25,034	4,860	37,829
Cost of shares repurchased	(87,120)	(661,830)	(14,823)	(115,922)
Exchanged into associated funds	—	—	(22,937)	(179,820)
Total	(87,120)	(661,830)	(37,760)	(295,742)
Decrease	(83,882)	$(636,796)	(32,900)	$(257,913)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	13	$94	17	$133
Investment of dividends	842	6,483	991	7,722
Exchanged from associated funds	6,106	47,445	942	7,364
Investment of gain distributions	323	2,521	274	2,141
Total	7,284	56,543	2,224	17,360
Cost of shares repurchased	(3,500)	(27,368)	(3,414)	(26,748)
Exchanged into associated funds	(6,077)	(47,582)	—	—
Total	(9,577)	(74,950)	(3,414)	(26,748)
Decrease	(2,293)	$(18,407)	(1,190)	$(9,388)

Notes to Financial Statements

New Jersey Fund
	Year Ended 9/30/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	212,721	$1,550,957	172,278	$1,274,735
Investment of dividends	120,227	876,267	121,163	893,139
Exchanged from associated funds	69,922	510,335	33,719	248,536
Investment of gain distributions	9,308	68,323	21,018	155,309
Total	412,178	3,005,882	348,178	2,571,719
Cost of shares repurchased	(502,010)	(3,653,723)	(631,131)	(4,653,060)
Exchanged into associated funds	(107,099)	(784,791)	(12,448)	(91,512)
Total	(609,109)	(4,438,514)	(643,579)	(4,744,572)
Decrease	(196,931)	$(1,432,632)	(295,401)	$(2,172,853)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,316	$46,641	35,871	$267,960
Investment of dividends	7,745	57,284	9,763	72,954
Exchanged from associated funds	—	—	34,270	256,636
Investment of gain distributions	918	6,831	2,077	15,553
Total	14,979	110,756	81,981	613,103
Cost of shares repurchased	(75,811)	(562,277)	(62,531)	(466,938)
Exchanged into associated funds	(49,713)	(369,605)	(34,056)	(254,675)
Total	(125,524)	(931,882)	(96,587)	(721,613)
Decrease	(110,545)	$(821,126)	(14,606)	$(108,510)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	3,958	$29,312	3,218	$24,173
Investment of dividends	3,435	25,410	3,545	26,481
Exchanged from associated funds	—	—	1,287	9,624
Investment of gain distributions	283	2,107	633	4,735
Total	7,676	56,829	8,683	65,013
Cost of shares repurchased	(10,231)	(76,048)	(14,129)	(105,639)
Exchanged into associated funds	—	(3)	—	—
Total	(10,231)	(76,051)	(14,129)	(105,639)
Decrease	(2,555)	$(19,222)	(5,446)	$(40,626)

Notes to Financial Statements

Pennsylvania Fund
	Year Ended 9/30/07		Year Ended 9/30/06
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	25,246	$196,716	84,885	$662,412
Investment of dividends	44,478	344,905	48,763	379,872
Exchanged from associated funds	—	—	34,056	266,383
Investment of gain distributions	—	—	14,355	111,796
Total	69,724	541,621	182,059	1,420,463
Cost of shares repurchased	(332,316)	(2,583,615)	(353,244)	(2,757,303)
Exchanged into associated funds	(25,515)	(199,728)	(11,115)	(86,803)
Total	(357,831)	(2,783,343)	(364,359)	(2,844,106)
Decrease	(288,107)	$(2,241,722)	(182,300)	$(1,423,643)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	935	$7,263	1,063	$8,290
Investment of dividends	1,021	7,890	1,445	11,228
Exchanged from associated funds	—	—	2,679	20,948
Investment of gain distributions	—	—	589	4,578
Total	1,956	15,153	5,776	45,044
Cost of shares repurchased	(30,035)	(234,376)	(16,117)	(126,247)
Exchanged into associated funds	—	—	(4,656)	(36,453)
Total	(30,035)	(234,376)	(20,773)	(162,700)
Decrease	(28,079)	$(219,223)	(14,997)	$(117,656)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12	$95	1,035	$8,095
Investment of dividends	181	1,397	268	2,086
Investment of gain distributions	—	—	312	2,422
Total	193	1,492	1,615	12,603
Cost of shares repurchased	(3,294)	(25,234)	(4,712)	(35,999)
Decrease	(3,101)	$(23,742)	(3,097)	$(23,396)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review in response to public announcements concerning frequent trading in shares of open-end mutual funds. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman mutual funds. This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman mutual funds. All three had already been terminated prior to the end of September 2002.

The results of the Manager’s internal review were presented to the Independent Directors of the Seligman open-end registered investment companies (the “Seligman Funds”). In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, the Manager, in May 2004, made payments to three Seligman Funds and agreed to waive a portion of its management fee with respect to another mutual fund (none of which was a Fund of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. or Seligman Pennsylvania Municipal Fund Series).

Beginning in February 2004, the Manager was in discussions with the New York staff of the Securities and Exchange Commission (“SEC”) and the Office of the New York Attorney General (“Attorney General”) in connection with their review of frequent trading in certain of the Seligman Funds. No late trading is involved. This review was apparently stimulated by the Manager’s voluntary public disclosure of the foregoing arrangements in January 2004. In March 2005, negotiations to settle the matter were initiated by the New York staff of the SEC. After several months of negotiations, tentative agreement was reached, both with the New York staff of the SEC and the Attorney General, on the financial terms of a settlement. However, settlement discussions with the Attorney General ended when the Attorney General sought to impose operating conditions on the Manager that were unacceptable to the Manager, would have applied in perpetuity and were not requested or required by the SEC. Subsequently, the New York staff of the SEC indicated that, in lieu of moving forward under the terms of the tentative financial settlement, the staff was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor. The Manager believes that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

Notes to Financial Statements

Immediately after settlement discussions with the Attorney General ended, the Attorney General issued subpoenas to certain of the Seligman Funds and their directors. The subpoenas sought various Board materials and information relating to the deliberations of the Independent Directors as to the advisory fees paid by the Seligman Funds to the Manager. The Manager objected to the Attorney General’s seeking of such information and, on September 6, 2005, filed suit in federal district court seeking to enjoin the Attorney General from pursuing a fee inquiry. The Manager believes that, although the Court announced on September 26, 2007 that it would abstain, on procedural grounds, from deciding the issue, the Attorney General’s inquiry is improper because Congress has vested exclusive regulatory oversight of investment company advisory fees in the SEC.

At the end of September 2005, the Attorney General indicated that it intended to file an action at some time in the future alleging, in substance, that the Manager, the Distributor and Seligman Data Corp. (collectively, “Seligman”) permitted other persons to engage in frequent trading other than the arrangements described above and, as a result, the prospectus disclosure of the Seligman Funds is and has been misleading.

On September 26, 2006, the Attorney General commenced a civil action in New York State Supreme Court against J. & W. Seligman & Co. Incorporated, Seligman Advisors, Inc., Seligman Data Corp. and Brian T. Zino (President of the Manager and the Seligman Funds), reiterating, in substance, the foregoing claims and various other related matters. The Attorney General also claims that the fees charged by Seligman are excessive. The Attorney General is seeking damages and restitution, disgorgement, penalties and costs (collectively, “Damages”), including Damages of at least $80 million relating to alleged timing occurring in the Seligman Funds and disgorgement of profits and management fees, and injunctive relief. Seligman and Mr. Zino believe that the claims are without merit and intend to defend themselves vigorously.

Any resolution of these matters with regulatory authorities may include, but not be limited to, relief sought by the Attorney General or other sanctions, or changes in procedures. Any Damages will be paid by Seligman and not by the Seligman Funds. If Seligman is unsuccessful in its defense of these proceedings, it and its affiliates could be barred from providing investment advisory and other services, including serving as an investment adviser for the Seligman Funds and other registered investment companies and acting as principal underwriter for the Seligman Funds. If these results occur, Seligman will seek exemptive relief from the SEC to permit it and its affiliates to continue to provide investment advisory and other services. There is no assurance that such exemptive relief will be granted.

Seligman does not believe that the foregoing legal action or other possible actions should have a material adverse impact on Seligman or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this, or that these matters and any related publicity will not result in reduced demand for shares of the Seligman Funds and such other investment companies or other adverse consequences.

9.	Recently Issued Accounting Pronouncements — In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. FIN 48 is effective for fiscal years beginning after December 15, 2006 and, in accordance with SEC guidance, can be implemented within the first required financial statement reporting period. Accordingly, the Funds will incorporate the effects, if any, of FIN 48 in their financial statements in their semi-annual report for the six months ending March 31, 2008. The Funds are currently evaluating the impact of the adoption of FIN 48 and, based on progress to date, do not believe it will have a material impact on their respective financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Fund for the years presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares.

California High-Yield Fund

CLASS A
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$6.60	$6.62	$6.65	$6.59	$6.74
Income from Investment Operations:
Net investment income	0.28	0.28	0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from Investment Operations	0.22	0.26	0.30	0.34	0.16
Less Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.26)	(0.27)	(0.28)
Distributions from net realized capital gain	—	—	(0.07)	(0.01)	(0.03)
Total Distributions	(0.27)	(0.28)	(0.33)	(0.28)	(0.31)
Net Asset Value, End of Year	$6.55	$6.60	$6.62	$6.65	$6.59
Total Return	3.35%	3.99%	4.63%	5.30%	2.48%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$28,6	41	$30,0	79	$31,4	32	$34,3	15	$38,7	98
Ratio of expenses to average net assets	0.85%	0.90%	0.92%	0.90%	0.88%
Ratio of net investment income to average net assets	4.25%	4.26%	3.97%	4.20%	4.24%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	0.95%	1.00%	1.02%	1.00%	0.98%
Ratio of net investment income to average net assets	4.15%	4.16%	3.87%	4.10%	4.14%

See footnotes on page 44.

Financial Highlights

California High-Yield Fund (continued)

CLASS C
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$6.61	$6.63	$6.66	$6.60	$6.75
Income from Investment Operations:
Net investment income	0.22	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from Investment Operations	0.16	0.20	0.24	0.28	0.10
Less Distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.20)	(0.21)	(0.22)
Distributions from net realized capital gain	—	—	(0.07)	(0.01)	(0.03)
Total Distributions	(0.21)	(0.22)	(0.27)	(0.22)	(0.25)
Net Asset Value, End of Year	$6.56	$6.61	$6.63	$6.66	$6.60
Total Return	2.42%	3.06%	3.69%	4.35%	1.56%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,2	81	$2,6	49	$2,4	75	$2,9	64	$3,4	82
Ratio of expenses to average net assets	1.75%	1.80%	1.82%	1.80%	1.78%
Ratio of net investment income to average net assets	3.35%	3.35%	3.07%	3.30%	3.34%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.85%	1.90%	1.92%	1.90%	1.88%
Ratio of net investment income to average net assets	3.25%	3.25%	2.97%	3.20%	3.24%

CLASS D
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$6.61	$6.63	$6.66	$6.60	$6.75
Income from Investment Operations:
Net investment income	0.22	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from Investment Operations	0.16	0.20	0.24	0.28	0.10
Less Distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.20)	(0.21)	(0.22)
Distributions from net realized capital gain	—	—	(0.07)	(0.01)	(0.03)
Total Distributions	(0.21)	(0.22)	(0.27)	(0.22)	(0.25)
Net Asset Value, End of Year	$6.56	$6.61	$6.63	$6.66	$6.60
Total Return	2.42%	3.06%	3.69%	4.35%	1.56%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,7	78	$3,0	56	$2,9	88	$2,5	19	$4,8	32
Ratio of expenses to average net assets	1.75%	1.80%	1.82%	1.80%	1.78%
Ratio of net investment income to average net assets	3.35%	3.35%	3.07%	3.30%	3.34%
Portfolio turnover rate	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.85%	1.90%	1.92%	1.90%	1.88%
Ratio of net investment income to average net assets	3.25%	3.25%	2.97%	3.20%	3.24%

See footnotes on page 44.

Financial Highlights

California Quality Fund

CLASS A
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$6.69	$6.79	$6.89	$6.88	$7.04
Income from Investment Operations:
Net investment income	0.28	0.28	0.28	0.28	0.27
Net realized and unrealized loss on investments	(0.12)	(0.07)	(0.02)	—	(0.16)
Total from Investment Operations	0.16	0.21	0.26	0.28	0.11
Less Distributions:
Dividends from net investment income	(0.27)	(0.28)	(0.27)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.09)	—	—
Total Distributions	(0.28)	(0.31)	(0.36)	(0.27)	(0.27)
Net Asset Value, End of Year	$6.57	$6.69	$6.79	$6.89	$6.88
Total Return	2.51%	3.14%	3.90%	4.23%	1.63%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$37,5	98	$42,4	95	$47,1	86	$51,3	95	$61,5	66
Ratio of expenses to average net assets	0.92%	0.94%	0.94%	0.93%	0.93%
Ratio of net investment income to average net assets	4.17%	4.19%	4.04%	4.06%	3.96%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

CLASS C
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$6.66	$6.76	$6.87	$6.85	$7.01
Income from Investment Operations:
Net investment income	0.22	0.22	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.12)	(0.07)	(0.02)	0.01	(0.16)
Total from Investment Operations	0.10	0.15	0.19	0.23	0.05
Less Distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.09)	—	—
Total Distributions	(0.22)	(0.25)	(0.30)	(0.21)	(0.21)
Net Asset Value, End of Year	$6.54	$6.66	$6.76	$6.87	$6.85
Total Return	1.60%	2.23%	2.84%	3.46%	0.72%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,5	70	$1,9	21	$3,2	59	$4,7	83	$5,7	72
Ratio of expenses to average net assets	1.82%	1.84%	1.84%	1.83%	1.83%
Ratio of net investment income to average net assets	3.27%	3.29%	3.13%	3.16%	3.06%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

See footnotes on page 44.

Financial Highlights

California Quality Fund (continued)

CLASS D
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$6.66	$6.76	$6.87	$6.85	$7.01
Income from Investment Operations:
Net investment income	0.22	0.22	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.12)	(0.07)	(0.02)	0.01	(0.16)
Total from Investment Operations	0.10	0.15	0.19	0.23	0.05
Less Distributions:
Dividends from net investment income	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gain	(0.01)	(0.03)	(0.09)	—	—
Total Distributions	(0.22)	(0.25)	(0.30)	(0.21)	(0.21)
Net Asset Value, End of Year	$6.54	$6.66	$6.76	$6.87	$6.85
Total Return	1.60%	2.23%	2.84%	3.46%	0.72%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$8	15	$1,0	37	$1,0	22	$1,3	06	$1,5	12
Ratio of expenses to average net assets	1.82%	1.84%	1.84%	1.83%	1.83%
Ratio of net investment income to average net assets	3.27%	3.29%	3.13%	3.16%	3.06%
Portfolio turnover rate	4.66%	—	—	0.86%	1.43%

Florida Fund

CLASS A
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.77	$7.92	$8.00	$8.08	$8.08
Income from Investment Operations:
Net investment income	0.33	0.33	0.33	0.32	0.32
Net realized and unrealized gain (loss) on investments	(0.11)	(0.11)	(0.08)	(0.06)	0.01
Total from Investment Operations	0.22	0.22	0.25	0.26	0.33
Less Distributions:
Dividends from net investment income	(0.32)	(0.32)	(0.32)	(0.32)	(0.32)
Distributions from net realized capital gain	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total Distributions	(0.33)	(0.37)	(0.33)	(0.34)	(0.33)
Net Asset Value, End of Year	$7.66	$7.77	$7.92	$8.00	$8.08
Total Return	2.88%	2.86%	3.17%	3.26%	4.16%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$22,3	72	$25,7	50	$29,2	98	$32,4	70	$34,1	31
Ratio of expenses to average net assets	0.99%	1.00%	0.98%	0.99%	1.00%
Ratio of net investment income to average net assets	4.23%	4.20%	4.11%	4.05%	3.98%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.14%	1.15%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	4.08%	4.05%	3.96%	3.90%	3.83%

See footnotes on page 44.

Financial Highlights

Florida Fund (continued)

CLASS C
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.79	$7.93	$8.02	$8.09	$8.10
Income from Investment Operations:
Net investment income	0.27	0.27	0.27	0.26	0.26
Net realized and unrealized loss on investments	(0.12)	(0.09)	(0.09)	(0.05)	—
Total from Investment Operations	0.15	0.18	0.18	0.21	0.26
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gain	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total Distributions	(0.27)	(0.32)	(0.27)	(0.28)	(0.27)
Net Asset Value, End of Year	$7.67	$7.79	$7.93	$8.02	$8.09
Total Return	1.98%	2.22%	2.27%	2.61%	3.24%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,0	76	$3,1	71	$3,9	07	$4,6	83	$4,6	86
Ratio of expenses to average net assets	1.74%	1.75%	1.73%	1.74%	1.75%
Ratio of net investment income to average net assets	3.48%	3.45%	3.36%	3.30%	3.23%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.89%	1.90%	1.88%	1.89%	1.90%
Ratio of net investment income to average net assets	3.33%	3.30%	3.21%	3.15%	3.08%

CLASS D
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.79	$7.93	$8.02	$8.10	$8.10
Income from Investment Operations:
Net investment income	0.27	0.27	0.27	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.12)	(0.09)	(0.09)	(0.06)	0.01
Total from Investment Operations	0.15	0.18	0.18	0.20	0.27
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gain	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total Distributions	(0.27)	(0.32)	(0.27)	(0.28)	(0.27)
Net Asset Value, End of Year	$7.67	$7.79	$7.93	$8.02	$8.10
Total Return	1.98%	2.22%	2.27%	2.48%	3.37%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$1,0	11	$1,1	64	$1,1	76	$1,3	51	$1,5	67
Ratio of expenses to average net assets	1.74%	1.75%	1.73%	1.74%	1.75%
Ratio of net investment income to average net assets	3.48%	3.45%	3.36%	3.30%	3.23%
Portfolio turnover rate	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.89%	1.90%	1.88%	1.89%	1.90%
Ratio of net investment income to average net assets	3.33%	3.30%	3.21%	3.15%	3.08%

See footnotes on page 44.

Financial Highlights

North Carolina Fund

CLASS A
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.86	$7.94	$8.05	$8.14	$8.19
Income from Investment Operations:
Net investment income	0.27	0.27	0.29	0.29	0.29
Net realized and unrealized loss on investments	(0.12)	(0.02)	(0.10)	(0.07)	(0.01)
Total from Investment Operations	0.15	0.25	0.19	0.22	0.28
Less Distributions:
Dividends from net investment income	(0.26)	(0.27)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gain	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total Distributions	(0.33)	(0.33)	(0.30)	(0.31)	(0.33)
Net Asset Value, End of Year	$7.68	$7.86	$7.94	$8.05	$8.14
Total Return	1.95%	3.14%	2.45%	2.82%	3.51%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$12,7	99	$15,4	71	$16,7	81	$19,8	56	$22,7	78
Ratio of expenses to average net assets	1.29%	1.28%	1.24%	1.19%	1.19%
Ratio of net investment income to average net assets	3.46%	3.51%	3.60%	3.55%	3.65%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

CLASS C
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.86	$7.94	$8.04	$8.13	$8.18
Income from Investment Operations:
Net investment income	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized loss on investments	(0.13)	(0.03)	(0.09)	(0.06)	(0.01)
Total from Investment Operations	0.08	0.19	0.14	0.16	0.22
Less Distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.22)	(0.22)	(0.23)
Distributions from net realized capital gain	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total Distributions	(0.27)	(0.27)	(0.24)	(0.25)	(0.27)
Net Asset Value, End of Year	$7.67	$7.86	$7.94	$8.04	$8.13
Total Return	1.06%	2.37%	1.82%	2.06%	2.74%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4	71	$1,1	42	$1,4	14	$3,0	12	$2,7	78
Ratio of expenses to average net assets	2.04%	2.03%	1.99%	1.94%	1.94%
Ratio of net investment income to average net assets	2.71%	2.76%	2.85%	2.80%	2.90%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

See footnotes on page 44.

Financial Highlights

North Carolina Fund (continued)

CLASS D
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.85	$7.93	$8.04	$8.13	$8.18
Income from Investment Operations:
Net investment income	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized loss on investments	(0.13)	(0.03)	(0.10)	(0.06)	(0.01)
Total from Investment Operations	0.08	0.19	0.13	0.16	0.22
Less Distributions:
Dividends from net investment income	(0.20)	(0.21)	(0.22)	(0.22)	(0.23)
Distributions from net realized capital gain	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total Distributions	(0.27)	(0.27)	(0.24)	(0.25)	(0.27)
Net Asset Value, End of Year	$7.66	$7.85	$7.93	$8.04	$8.13
Total Return	1.06%	2.37%	1.69%	2.06%	2.74%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4	87	$5	17	$5	32	$7	06	$8	24
Ratio of expenses to average net assets	2.04%	2.03%	1.99%	1.94%	1.94%
Ratio of net investment income to average net assets	2.71%	2.76%	2.85%	2.80%	2.90%
Portfolio turnover rate	5.17%	29.32%	—	7.93%	10.00%

New Jersey Fund

CLASS A
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.37	$7.49	$7.54	$7.60	$7.65
Income from Investment Operations:
Net investment income	0.29	0.30	0.30	0.29	0.29
Net realized and unrealized loss on investments	(0.07)	(0.08)	(0.04)	(0.05)	(0.04)
Total from Investment Operations	0.22	0.22	0.26	0.24	0.25
Less Distributions:
Dividends from net investment income	(0.29)	(0.30)	(0.30)	(0.29)	(0.29)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.31)	(0.34)	(0.31)	(0.30)	(0.30)
Net Asset Value, End of Year	$7.28	$7.37	$7.49	$7.54	$7.60
Total Return	3.04%	2.99%	3.40%	3.28%	3.34%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$30,6	19	$32,4	49	$35,2	09	$43,3	24	$46,6	10
Ratio of expenses to average net assets	1.17%	1.15%	1.20%	1.13%	1.13%
Ratio of net investment income to average net assets	4.00%	4.03%	3.95%	3.91%	3.82%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

See footnotes on page 44.

Financial Highlights

New Jersey Fund (continued)

CLASS C
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.47	$7.59	$7.64	$7.69	$7.74
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.08)	(0.08)	(0.04)	(0.04)	(0.04)
Total from Investment Operations	0.16	0.16	0.20	0.20	0.19
Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.25)	(0.28)	(0.25)	(0.25)	(0.24)
Net Asset Value, End of Year	$7.38	$7.47	$7.59	$7.64	$7.69
Total Return	2.22%	2.17%	2.57%	2.58%	2.52%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$2,4	35	$3,2	89	$3,4	53	$3,6	59	$5,2	71
Ratio of expenses to average net assets	1.92%	1.91%	1.96%	1.90%	1.90%
Ratio of net investment income to average net assets	3.25%	3.28%	3.19%	3.14%	3.05%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

CLASS D
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.47	$7.59	$7.64	$7.69	$7.74
Income from Investment Operations:
Net investment income	0.24	0.24	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.08)	(0.08)	(0.04)	(0.04)	(0.04)
Total from Investment Operations	0.16	0.16	0.20	0.20	0.19
Less Distributions:
Dividends from net investment income	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.25)	(0.28)	(0.25)	(0.25)	(0.24)
Net Asset Value, End of Year	$7.38	$7.47	$7.59	$7.64	$7.69
Total Return	2.22%	2.17%	2.57%	2.58%	2.52%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$8	36	$8	64	$9	20	$1,0	02	$1,2	99
Ratio of expenses to average net assets	1.92%	1.91%	1.96%	1.90%	1.90%
Ratio of net investment income to average net assets	3.25%	3.28%	3.19%	3.14%	3.05%
Portfolio turnover rate	21.67%	4.39%	2.53%	—	4.39%

See footnotes on page 44.

Financial Highlights

Pennsylvania Fund

CLASS A
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.84	$7.93	$8.03	$8.09	$8.26
Income from Investment Operations:
Net investment income	0.27	0.27	0.28	0.27	0.27
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from Investment Operations	0.13	0.23	0.18	0.22	0.19
Less Distributions:
Dividends from net investment income	(0.25)	(0.26)	(0.27)	(0.27)	(0.27)
Distributions from net realized capital gain	—	(0.06)	(0.01)	(0.01)	(0.09)
Total Distributions	(0.25)	(0.32)	(0.28)	(0.28)	(0.36)
Net Asset Value, End of Year	$7.72	$7.84	$7.93	$8.03	$8.09
Total Return	1.69%	3.02%	2.34%	2.72%	2.37%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$14,4	28	$16,9	06	$18,5	48	$19,7	21	$22,3	54
Ratio of expenses to average net assets	1.35%	1.43%	1.48%	1.36%	1.30%
Ratio of net investment income to average net assets	3.50%	3.45%	3.54%	3.32%	3.38%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

CLASS C
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.82	$7.91	$8.01	$8.07	$8.24
Income from Investment Operations:
Net investment income	0.21	0.21	0.22	0.21	0.21
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from Investment Operations	0.07	0.17	0.12	0.16	0.13
Less Distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gain	—	(0.06)	(0.01)	(0.01)	(0.09)
Total Distributions	(0.19)	(0.26)	(0.22)	(0.22)	(0.30)
Net Asset Value, End of Year	$7.70	$7.82	$7.91	$8.01	$8.07
Total Return	0.94%	2.26%	1.58%	1.96%	1.60%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$5	57	$7	85	$9	13	$1,1	00	$1,1	33
Ratio of expenses to average net assets	2.11%	2.18%	2.23%	2.11%	2.05%
Ratio of net investment income to average net assets	2.74%	2.70%	2.79%	2.57%	2.63%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

See footnotes on page 44.

Financial Highlights

Pennsylvania Fund (continued)

CLASS D
Year Ended September 30,
Per Share Data:	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Year	$7.82	$7.91	$8.01	$8.07	$8.24
Income from Investment Operations:
Net investment income	0.21	0.21	0.22	0.21	0.21
Net realized and unrealized loss on investments	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from Investment Operations	0.07	0.17	0.12	0.16	0.13
Less Distributions:
Dividends from net investment income	(0.19)	(0.20)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gain	—	(0.06)	(0.01)	(0.01)	(0.09)
Total Distributions	(0.19)	(0.26)	(0.22)	(0.22)	(0.30)
Net Asset Value, End of Year	$7.70	$7.82	$7.91	$8.01	$8.07
Total Return	0.94%	2.26%	1.58%	1.96%	1.60%
Ratios/Supplemental Data:
Net assets, end of year (000s omitted)	$4	30	$4	60	$4	90	$5	56	$6	24
Ratio of expenses to average net assets	2.11%	2.18%	2.23%	2.11%	2.05%
Ratio of net investment income to average net assets	2.74%	2.70%	2.79%	2.57%	2.63%
Portfolio turnover rate	—	2.98%	18.95%	5.34%	8.30%

*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Fund and Florida Fund (Note 3).

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

The Boards of Directors/Trustees and Shareholders,
Seligman Municipal Series Trust,
Seligman New Jersey Municipal Fund, Inc. and
Seligman Pennsylvania Municipal Fund Series:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Seligman Municipal Series Trust (comprising the California High-Yield, California Quality, Florida and North Carolina Funds), Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series (collectively referred to as the “Funds”) as of September 30, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor are we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series as of September 30, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
November 26, 2007

Directors/Trustees and Officers
Information pertaining to the Directors/Trustees and Officers of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series is set forth below.

Independent Directors/Trustees

Name, (Age), Position(s) held with Fundsø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Maureen Fonseca (52)[3] • Director/Trustee: August 2007 to Date • Oversees 59 Portfolios in Fund Complex
Head of School, The Masters School (educational training); Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.); Trustee, New York State Association of Independent Schools and Greens Farms Academy (educational training); and Commissioner, Middle States Association (educational training).

John R. Galvin (78)[1,3] • Director/Trustee: 1995 to Date • Oversees 61 Portfolios in Fund Complex
Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Chairman Emeritus, American Council on Germany. Formerly, Director, Raytheon Co. (defense and commercial electronics), Governor of the Center for Creative Leadership, and Trustee, Institute for Defense Analyses. From February 1995 until June 1997, Director, USLIFE Corporation (life insurance). From June 1987 to June 1992, Mr. Galvin was the Supreme Allied Commander, NATO, and the Commander-in-Chief, United States European Command.

John F. Maher (64)[1,3] • Director/Trustee: December 2006 to Date • Oversees 59 Portfolios in Fund Complex
Retired President and Chief Executive Officer, and former Director, Great Western Financial Corporation (bank holding company) and its principal subsidiary, Great Western Bank (a federal savings bank); and Director or Trustee of each of the investment companies of the Seligman Group of Funds† (with the exception of Seligman New Technologies Fund, Inc. and Seligman New Technologies Fund II, Inc.). From 1989 to 1999, he was a Director, Baker Hughes (energy products and services).

Frank A. McPherson (74)[2,3] • Director/Trustee: 1995 to Date • Oversees 61 Portfolios in Fund Complex
Retired Chairman of the Board and Chief Executive Officer of Kerr-McGee Corporation (diversified energy and chemical company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, DCP Midstream GP, LLP (natural gas processing and transporting), Integris Health (owner of various hospitals), Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art. Formerly, Director, ConocoPhillips (integrated international oil corporation), Kimberly-Clark Corporation (consumer products), Oklahoma Chapter of the Nature Conservancy, Boys and Girls Clubs of Oklahoma, Oklahoma City Public Schools Foundation, Oklahoma City Chamber of Commerce and BOK Financial (bank holding company). From 1990 until 1994, Director, the Federal Reserve System’s Kansas City Reserve Bank.

Betsy S. Michel (65)[2,3]
•  Trustee, Seligman
   Municipal Series Trust:
   1984 to Date; Seligman
   Pennsylvania Municipal
   Fund Series: 1986 to Date
•  Director, Seligman New
   Jersey Municipal Fund:
   1988 to Date
•  Oversees 61 Portfolios in
   Fund Complex

Attorney; Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Trustee, The Geraldine R. Dodge Foundation (charitable foundation), and Drew University (Madison, NJ). Formerly, Chairman of the Board of Trustees of St. George’s School (Newport, RI); and Trustee, World Learning, Inc. (international educational training), and Council of New Jersey Grantmakers.

Leroy C. Richie (66)[1,3] • Director/Trustee: 2000 to Date • Oversees 61 Portfolios in Fund Complex
Counsel, Lewis & Munday, P.C. (law firm); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Vibration Control Technologies, LLC (auto vibration technology); Lead Outside Director, Digital Ally Inc. (digital imaging) and Infinity, Inc. (oil and gas exploration and production); Director and Chairman, Highland Park Michigan Economic Development Corp.; and Chairman, Detroit Public Schools Foundation. Formerly, Chairman and Chief Executive Officer, Q Standards Worldwide, Inc. (library of technical standards); Director, Kerr-McGee Corporation (diversified energy and chemical company); Trustee, New York University Law Center Foundation; and Vice Chairman, Detroit Medical Center and Detroit Economic Growth Corp. From 1990 until 1997, Vice President and General Counsel, Automotive Legal Affairs, Chrysler Corporation.

See footnotes on page 48.

Directors/Trustees and Officers

Independent Directors/Trustees (continued)

Name, (Age), Position(s) held with Fundsø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Robert L. Shafer (75)[2,3]
•  Trustee, Seligman
   Municipal Series Trust:
   1984 to Date; Seligman
   Pennsylvania Municipal
   Fund Series: 1986 to Date
• Director, Seligman New
   Jersey Municipal Fund:
   1988 to Date
•  Oversees 61 Portfolios in
   Fund Complex

Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations; and Director or Trustee of each of the investment companies of the Seligman Group of Funds†. From May 1987 until June 1997, Director, USLIFE Corporation (life insurance) and from December 1973 until January 1996, Vice President, Pfizer Inc. (pharmaceuticals).

James N. Whitson (72)[1,3] • Director/Trustee: 1993 to Date • Oversees 61 Portfolios in Fund Complex
Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc. (a diversified holding company); Director or Trustee of each of the investment companies of the Seligman Group of Funds†; and Director, CommScope, Inc. (manufacturer of coaxial cable). Formerly, Director and Consultant, Sammons Enterprises, Inc. and Director, C-SPAN (cable television networks).

Interested Directors and Principal Officers

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
William C. Morris* (69) • Director/Trustee and Chairman of the Board: 1988 to Date • Oversees 61 Portfolios in Fund Complex
Chairman and Director, J. & W. Seligman & Co. Incorporated; Chairman of the Board and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Chairman and Director, Seligman Advisors, Inc., Seligman Services, Inc. and Carbo Ceramics Inc. (manufacturer of ceramic proppants for oil and gas industry); Director, Seligman Data Corp.; and President and Chief Executive Officer of The Metropolitan Opera Association. Formerly, Director, Kerr-McGee Corporation (diversified energy and chemical company) and Chief Executive Officer of each of the investment companies of the Seligman Group of Funds.

Brian T. Zino* (55) • Director/Trustee: 1993 to Date • President: 1995 to Date • Chief Executive Officer: 2002 to Date • Oversees 61 Portfolios in Fund Complex
Director and President, J. & W. Seligman & Co. Incorporated; President, Chief Executive Officer, and Director or Trustee of each of the investment companies of the Seligman Group of Funds†; Director, Seligman Advisors, Inc. and Seligman Services, Inc.; and Chairman, Seligman Data Corp. and Member of the Board of Governors of the Investment Company Institute. Formerly, Director, ICI Mutual Insurance Company.

Eileen A. Comerford (49) • Vice President and Co-Portfolio Manager: 2003 to Date
Senior Vice President and Investment Officer, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series, and Seligman Select Municipal Fund, Inc. (closed-end investment company).

Eleanor T.M. Hoagland (56) • Vice President and Chief Compliance Officer: 2004 to Date	Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Chief Compliance Officer of each of the investment companies of the Seligman Group of Funds†.

See footnotes on page 48.

Directors/Trustees and Officers

Interested Directors and Principal Officers (continued)

Name, (Age), Position(s) held with Fundø	Principal Occupation(s) During Past Five Years, Directorships and Other Information
Thomas G. Moles (65)
•  Vice President and Co-
   Portfolio Manager,
   Seligman Municipal Series
   Trust: 1984 to Date;
   Seligman Pennsylvania
   Municipal Fund Series,
   1986 to Date; and Seligman
   New Jersey Municipal Fund:
   1988 to Date

Director and Managing Director, J. & W. Seligman & Co. Incorporated; Vice President and Co-Portfolio Manager, Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series; Executive Vice President and Co-Portfolio Manager, Seligman Select Municipal Fund, Inc. (closed-end investment company); and Director, Seligman Advisors, Inc. and Seligman Services, Inc.

Thomas G. Rose (49) • Vice President: 2000 to Date
Managing Director, Chief Financial Officer, and Treasurer, J. & W. Seligman & Co. Incorporated; Senior Vice President, Finance, Seligman Advisors, Inc. and Seligman Data Corp.; Vice President of each of the investment companies of the Seligman Group of Funds†, Seligman Services, Inc. and Seligman International, Inc.

Lawrence P. Vogel (51) • Vice President: 1992 to Date • Treasurer: 2000 to Date
Senior Vice President and Treasurer, Investment Companies, J. & W. Seligman & Co. Incorporated; Vice President and Treasurer of each of the investment companies of the Seligman Group of Funds† and Treasurer, Seligman Data Corp.

Frank J. Nasta (43) • Secretary: 1994 to Date
Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds†; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.; and Corporate Secretary, Seligman International, Inc. and Seligman Data Corp.

The Funds’ Statements of Additional Information (SAI) include additional information about Fund directors/trustees and are available, without charge, upon request. You may call toll-free (800) 221-2450 in the US or call collect (212) 682-7600 outside the US to request a copy of an SAI, to request other information about the Funds, or to make shareholder inquiries.

ø	The address for each of the directors/trustees and officers is 100 Park Avenue, 8th Floor, New York, NY 10017. Each director/trustee serves for an indefinite term, until the election and qualification of a successor or until his or her earlier death, resignation, or removal. Each officer is elected annually by the Board of Directors/Trustees.

†	The Seligman Group of Funds consists of 24 registered investment companies.

*	Messrs. Morris and Zino are considered “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended, by virtue of their positions with J. & W. Seligman & Co. Incorporated and its affiliates.

Member:	1 Audit Committee 2 Director/Trustee Nominating Committee 3 Board Operations Committee

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

Tax Information

All monthly dividends paid during the fiscal year ended September 30, 2007, were “exempt-interest” dividends for federal tax purposes. We are required under current tax law to provide this notification to you.

A tax package that details the dividend and capital gain payments for the calendar year ended December 31, 2007, will be provided to you, along with other important tax information needed to prepare your 2007 tax return, by January 31, 2008.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

ITEM 2.	CODE OF ETHICS.

As of September 30, 2007, the registrant has adopted a code of ethics that applies to its principal executive and principal financial officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors has determined that Mr. James N. Whitson, a member of its audit committee, is an audit committee financial expert. Mr. Whitson is “independent” as such term is defined in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2007	2006
Audit Fees	$22,300	$21,240
Audit-Related Fees	–	–
Tax Fees	2,650	2,500
All Other Fees	–	–

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Tax fees include amounts related to tax compliance, tax planning, and tax advice.

Aggregate fees billed by the registrant’s principal accountant for the last two fiscal years for non-audit services provided to the registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registered investment company, where the engagement relates directly to the operations and financial reporting of the registrant, were as follows:

	2007	2006
Audit-Related Fees	$141,440	$129,300
Tax Fees	9,000	12,990
All Other Fees	–	–

Audit-related fees include amounts for (i) attestation services for the registrant’s shareholder service agent and (ii) performance of certain agreed-upon procedures relating to certain services performed by the registrant’s distributor. Tax fees include amounts related to tax compliance, tax planning, and tax advice for and an evaluation of certain tax reporting procedures of the registrant’s shareholder service agent.

(e) (1) The Audit Committee is required to preapprove audit and non-audit services performed for the registrant by the principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee also is required to preapprove certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and certain of the adviser’s affiliates that provide services directly related to the operations and financial reporting of the registrant. Unless a type of service to be provided by the principal accountant has received preapproval, it will require specific preapproval by the Audit Committee.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

Notwithstanding the foregoing, under certain circumstances, preapproval of non-audit services of a de minimis amount is not required.

(2) No services included in (b) – (d) above were approved pursuant to the waiver provisions of paragraphs (c)(7)(i)(C) or (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $153,090 and $144,790, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, the audit committee considered whether these services were compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

By:
/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date:	December 7, 2007

By:
/S/ LAWRENCE P.VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	December 7, 2007

SELIGMAN NEW JERSEY MUNICIPAL FUND, INC.

EXHIBIT INDEX

(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by

Rule 30a-2(b) of the Investment Company Act of 1940.